Supplement to the currently effective prospectus of each of the listed portfolios/funds:

================================================================================

 Scudder Variable Series I

 o  21st Century Growth Portfolio      o  Growth and Income Portfolio
 o  Balanced Portfolio                 o  Health Sciences Portfolio
 o  Bond Portfolio                     o  International Portfolio
 o  Capital Growth Portfolio           o  Money Market Portfolio
 o  Global Discovery Portfolio
================================================================================

 Scudder Investments VIT Funds

   Scudder VIT Equity 500 Index Fund
   Scudder VIT EAFE(R) Equity Index Fund
   Scudder VIT Small Cap Index Fund
   Scudder Real Estate Securities Portfolio


For all listed funds/portfolios (except Scudder Variable Series I Money Market Portfolio. The following information replaces the applicable market timing disclosure under "Buying and Selling Shares" in each portfolio's/fund's prospectus:

Market Timing Policies and Procedures. Short-term and excessive trading of portfolio/fund shares may present risks to the portfolio's/fund's long-term shareholders, including potential dilution in the value of portfolio/fund shares, interference with the efficient management of the portfolio's/fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced for portfolios/funds investing in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the portfolio/fund (e.g., "time zone arbitrage").

The portfolio/fund discourages short-term and excessive trading. The portfolio/fund will take steps to detect and deter short-term and excessive trading pursuant to the portfolio's/fund's policies as described in this prospectus and approved by the Board.

The portfolio's/fund's policies include:

o the portfolio/fund reserves the right to reject or cancel a purchase or exchange order for any reason when, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading activity by a shareholder or any other trading activity deemed harmful or disruptive to the portfolio/fund; and

o the portfolio/fund has adopted certain fair valuation practices reasonably designed to protect the portfolio/fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the portfolio/fund. (See "How the portfolio/fund calculates share price" in the portfolio's/fund's prospectus.)

When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to the portfolio/fund by an investor is detected, the Advisor may determine to prohibit that investor from future purchases in the portfolios/funds or to limit or terminate the investor's exchange privilege. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The Advisor seeks to make such determinations in a manner consistent with the interests of the portfolio's/fund's long-term shareholders.

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries. Depending on the amount of portfolio/fund shares held in such omnibus accounts (which may represent most of the portfolio's/fund's shares) short-term and/or excessive trading of portfolio/fund shares could adversely affect long-term shareholders in the portfolio/fund. It is important to note that shareholders that invest through omnibus accounts also may be subject to the policies and procedures of their financial intermediaries with respect to short-term and excessive trading in the portfolio/fund.

The portfolio's/fund's policies and procedures may be modified or terminated at any time.

The following supplements the information under "Buying and Selling Shares" in both Scudder Variable Series I Money Market Portfolio prospectuses:

Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term and excessive trading activity in these portfolios/funds and, accordingly, the Board of the portfolio/fund has not approved any policies and procedures designed to limit this activity. However, the portfolio/fund reserves the right to and may reject or cancel a purchase or exchange order into a money market fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term and excessive trading by an investor in other Scudder funds.

The following replaces the disclosure regarding fair valuation under "How the portfolio/fund calculates share price" in each portfolio's/fund's prospectus:

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the portfolio's/fund's Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of the portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, the portfolio's/fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of portfolio/fund assets that is invested in non-US securities, the more extensive will be the portfolio's/fund's use of fair value pricing. This is intended to reduce the portfolio's/fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

The following supplements the "Other Policies and Risks" or "Other Policies" section of each portfolio's/fund's prospectus:

The portfolio's/fund's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the portfolio/fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The portfolio's/fund's Statement of Additional Information includes a description of the portfolio's/fund's policies and procedures with respect to the disclosure of the portfolio's/fund's portfolio holdings.



               Please Retain This Supplement for Future Reference


February 4, 2005
MRKTIM-3600

Supplement to the currently effective Statement of Additional Information of each of the listed portfolios/funds:

--------------------------------------------------------------------------------

 Scudder Variable Series I

 o  21st Century Growth Portfolio       o  Growth and Income Portfolio
 o  Balanced Portfolio                  o  Health Sciences Portfolio
 o  Bond Portfolio                      o  International Portfolio
 o  Capital Growth Portfolio            o  Money Market Portfolio
 o  Global Discovery Portfolio


--------------------------------------------------------------------------------
 Scudder Investments VIT Funds

   Scudder VIT Equity 500 Index Fund
   Scudder VIT EAFE(R) Equity Index Fund
   Scudder VIT Small Cap Index Fund
   Scudder Real Estate Securities Portfolio


The  following  supplements  the  "Investment   Restrictions"  section  of  each
portfolio's/fund's Statement of Additional Information:

The Portfolio's/Fund's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the Portfolio/Fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The Portfolio/Fund does not disseminate nonpublic information about portfolio holdings except in accordance with policies and procedures adopted by the Portfolio/Fund.

The Portfolio's/Fund's procedures permit nonpublic portfolio holdings information to be shared with affiliates of the advisor, subadvisors, custodians, independent registered public accounting firms, securities lending agents and other service providers to the Portfolio/Fund who require access to this information to fulfill their duties to the Portfolio/Fund, subject to the requirements described below. This information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, such as Lipper, or other entities if the Portfolio/Fund has a legitimate business purpose in providing the information sooner than 16 days after month-end or on a more frequent basis, as applicable, subject to the requirements described below.

Prior to any disclosure of the Portfolio's/Fund's nonpublic portfolio holdings information to the foregoing types of entities or persons, a person authorized by the Portfolio's/Fund's Trustees/Directors must make a good faith determination in light of the facts then known that the Portfolio/Fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Portfolio/Fund, and that the recipient assents or otherwise has a duty to keep the information confidential and agrees not to disclose, trade or make any investment recommendation based on the information received. Periodic reports regarding these procedures will be provided to the Portfolio's/Fund's Trustees/Directors.

The third paragraph is deleted from the "Purchases and Redemptions" section in the Statements of Additional Information for Scudder Variable Series I.


Supplement to the currently effective Statement of Additional Information of each of the listed portfolios/funds:


--------------------------------------------------------------------------------
 Scudder Variable Series I
--------------------------------------------------------------------------------

 o  21st Century Growth Portfolio        o  Balanced Portfolio

 o  Bond Portfolio                       o  Growth and Income Portfolio
 o  Capital Growth Portfolio             o  Health Sciences Portfolio
 o  Global Discovery Portfolio           o  International Portfolio
                                         o  Money Market Portfolio


--------------------------------------------------------------------------------
 Scudder Investments VIT Funds

   Scudder VIT Equity 500 Index Fund
   Scudder VIT EAFE(R) Equity Index Fund
   Scudder VIT Small Cap Index Fund
   Scudder Real Estate Securities Portfolio


The following information replaces the disclosure in the portfolios'/funds' Statements of Additional Information regarding the Advisor's policies with respect to its selection of brokers and dealers to execute the purchase and sale of the portfolios'/funds' portfolio securities, the allocation of trades among the portfolios/funds and the use of brokers that are affiliated with the Advisor appearing under one of the following captions: "Portfolio Transactions and Brokerage Commissions" or "Portfolio Transactions." Other disclosure appearing under those captions, including the amount of brokerage commissions paid by a portfolio/fund during the three most recent fiscal years, the amount of brokerage commissions directed for research during a portfolio's/fund's most recent fiscal year, the amount of brokerage commissions paid to affiliated brokers during a portfolio's/fund's three most recent fiscal years and a portfolio's/fund's holdings of securities issued by its regular brokers and dealers as of the end of the portfolio's/fund's most recent fiscal year, is not affected by this supplement.

                             PORTFOLIO TRANSACTIONS

The Advisor is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage. With respect to those portfolios/funds for which a sub-investment advisor manages the portfolio's/fund's investments, references in this section to the "Advisor" should be read to mean the Sub-Advisor.

The policy of the Advisor in placing orders for the purchase and sale of securities for the portfolios/funds is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer's ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer's knowledge of the market and the security; the broker-dealer's ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the portfolios/funds to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on U.S. securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and other over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and other over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the portfolios/funds to their customers. However, the Advisor does not consider sales of shares of the portfolios/funds as a factor in the selection of broker-dealers to execute portfolio transactions for the portfolios/funds and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the portfolios/funds as a factor in the selection of broker-dealers to execute portfolio transactions for the portfolios/funds.

The Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act"), when placing portfolio transactions for a portfolio/fund, to cause the portfolio/fund to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services. The Advisor, however, does not as a matter of policy execute transactions with broker-dealers for the portfolio/fund in order to obtain research from such broker-dealers that is prepared by third parties (i.e., "third party research"). However, the Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, obtain proprietary research prepared by the executing broker-dealer in connection with a transaction or transactions through that broker-dealer (i.e., "proprietary research"). Consistent with the Advisor's policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of proprietary research in selecting the broker-dealer to execute the trade. Proprietary research provided by broker-dealers may include, but is not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Proprietary research is typically received in the form of written reports, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

In reliance on Section 28(e) of the 1934 Act, the Advisor may also select broker-dealers and obtain from them brokerage services in the form of software and/or hardware that is used in connection with executing trades. Typically, this computer software and/or hardware is used by the Advisor to facilitate trading activity with those broker-dealers.

Proprietary research and brokerage services received from a broker-dealer chosen to execute a particular trade may be useful to the Advisor in providing services to clients other than the portfolio/fund making the trade, and not all such information is used by the Advisor in connection with such portfolio/fund. Conversely, such information provided to the Advisor by broker-dealers through which other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the portfolio/fund.

The Advisor will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services, whether proprietary or third party.

Investment decisions for each portfolio/fund and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a portfolio/fund with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, the portfolio/fund, in other cases it is believed that the ability to engage in volume transactions will be beneficial to the portfolio/fund.

Deutsche Bank AG or one of its affiliates (or in the case of a sub-adviser, the sub-adviser or one of its affiliates) may act as a broker for the portfolios/funds and receive brokerage commissions or other transaction-related compensation from the funds in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the portfolios'/funds' Boards, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the portfolio/fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

               Please Retain This Supplement for Future Reference







February 4, 2005